Note 13 - Subsequent Events 1 (Details Textual) - Subsequent Event [Member] $ in Millions	1 Months Ended
Apr. 30, 2026 USD ($) a shares
Utah Avenue Lease [Member]
Area of Real Estate Property (Acre) | a	3,531
LPC ELOC Purchase Agreement [Member]
Equity Offering, Maximum Amount | $	$ 25
Percent of Share Price for Equity Offering	97.00%
EquPercent of Share Ownership	4.99%
LPC ELOC Purchase Agreement [Member] | LPC [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	447,067